Filed Pursuant to Rule 497(e)
Registration No. 333-197427; 811-22980
ANGEL OAK INCOME ETF
ANGEL OAK ULTRASHORT INCOME ETF
ANGEL OAK HIGH YIELD OPPORTUNITIES ETF
ANGEL OAK MORTGAGE-BACKED SECURITIES ETF

(each, a “Fund” and collectively, the “Funds”)
each, a series of Angel Oak Funds Trust

December 20, 2024

Supplement to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) dated May 30, 2024

This supplement provides updated information beyond that contained in the Summary Prospectuses, Prospectus and SAI and should be read in conjunction with the summary prospectuses, prospectus and SAI.
The Funds will be changing their primary listing exchange from NYSE Arca, Inc. to the Nasdaq Stock Market LLC on December 20, 2024.

Effective immediately, all references to “the NYSE Arca, Inc.” in the Summary Prospectuses, Prospectus and SAI are deleted in their entirety and replaced with “the Nasdaq Stock Market LLC.”

Please retain this Supplement with your Summary Prospectuses, Prospectus and SAI for future reference.

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